OTHER CURRENT ASSETS, NET - Allowances for doubtful debts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
OTHER CURRENT ASSETS, NET
Balance at beginning of year	¥ 99	$ 15	¥ 3
Additional provision	457	72	96
Balance at end of year	¥ 556	$ 87	¥ 99